Schedule of Stock Options Granted (Details) - $ / shares	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 12, 2022	Dec. 31, 2023
Expected term (years)	6 years
Expected dividends	0.00%	0.00%	0.00%
Minimum [Member]
Fair value of common stock on date of grant	$ 2.11	$ 2.27	$ 152.50
Risk free interest rate	3.53%	1.68%	3.53%
Expected term (years)		3 years 6 months 10 days	5 years
Expected volatility	120.00%	111.00%	120.00%
Maximum [Member]
Fair value of common stock on date of grant	$ 2.23	$ 3.00	$ 791.00
Risk free interest rate	4.27%	3.01%	4.27%
Expected term (years)		6 years	6 years
Expected volatility	122.00%	119.00%	123.00%